QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 5.78%

CONVERTIBLE BOND - 1.01%
SPDR Bloomber Barclays Convertible Securities ETF	3,716	$169,635

LARGE CAP - 1.06%
Schwab U.S. Large-Cap Value ETF	3,709	178,366

MUNICIPALS - 2.78%
PowerShares Build America Bond Portfolio	16,062	467,243

REAL ESTATE - 0.93%
Vanguard REIT ETF	1,885	155,569

TOTAL EXCHANGE TRADED FUNDS - 5.78%		970,813

MUTUAL FUNDS - 45.07%

AGGREGATE BOND - 11.92%
Baird Core Plus Bond Fund Institutional Class	44,332	488,985
JPMorgan Unconstrained Debt Fund Class R6	69,515	682,631
PIMCO Income Fund Institutional Class	28,764	346,605
Vanguard Intermediate-Term Bond Index Fund Institutional Class	43,300	486,688

		2,004,909

BANK LOANS - 3.06%
Lord Abbett Floating Rate Fund Institutional Class	55,607	514,363

BLEND LARGE CAP - 3.13%
Fidelity 500 Index Fund Premium Class	3,334	261,216
Vanguard Institutional Index Fund Institutional Class	1,301	265,225

		526,441

CONVERTIBLE - 1.01%
Franklin Convertible Securities Fund Class R6	9,487	169,823

INTERMEDIATE CORPORATE BOND - 1.92%
Vanguard Intermediate-Term Corporate Bond Index Fund Admiral Shares	14,054	323,813

FOREIGN AGGREGATE BOND - 5.77%
AB Global Bond Fund Inc Advisor Class	59,937	500,472
Capital World Bond Fund Class R6	24,766	469,560

		970,032

HIGH YIELD BOND - 8.06%
AB High Income Fund Inc. Advisor Class	38,942	337,629
Vanguard High-Yield Corporate Fund Admiral Shares	174,411	1,016,815

		1,354,444

MODERATE ALLOCATION - 4.03%
American Balanced Fund Class R6	6,978	173,120
American Capital Income Builder Class R6	5,809	334,754
Vanguard LifeStrategy Moderate Growth Fund Investor Class	7,046	170,159

		678,033

REAL ESTATE - 0.95%
DFA Real Estate Securities Portfolio Institutional Class	4,629	159,761

THEMATIC SECTOR - 1.03%
Northern Global Sustainability Index Fund	14,521	172,946

VALUE BROAD MARKET - 2.05%
American New Perspective Fund Class R6	4,755	167,986
American Funds - Investment Company of America Class R6	4,864	176,167

		344,153

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

VALUE LARGE CAP - 2.14%
American Washington Mutual Investors Fund Class R6	4,357	$178,460
Vanguard Value Index Fund Institutional Class	4,993	180,907

		359,367

TOTAL MUTUAL FUNDS - 45.07%		7,578,085

MONEY MARKET FUND - 49.35%
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	8,296,207	8,296,207

TOTAL INVESTMENTS - 100.20%	100.20%	16,845,105
Liabilities, net of other assets - (0.20)%	-0.20%	(33,764)

NET ASSETS - 100.00%	100.00%	$16,811,341

*Effective 7 day yield as of December 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$970,813	-	-	$970,813
Mutual Funds	7,578,085	-	-	7,578,085
Money Market	8,296,207	-	-	8,296,207

	$16,845,105	-	-	$16,845,105

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.

At December 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $16,904,732 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$96,368
Gross unrealized depreciation	(155,995)

Net unrealized depreciation	$(59,627)

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 13.54%

CONVERTIBLE BOND - 2.42%
SPDR Bloomberg Barclays Convertible Securities ETF	27,321	$1,247,204

LARGE CAP - 2.93%
iShares Russell Top 200 Growth ETF	4,456	250,962
SPDR S&P 500 Growth ETF	2,378	250,475
Schwab U.S. Large-Cap Value ETF	20,894	1,004,792

		1,506,229

MID-CAP - 2.89%
SPDR S&P 400 Mid Cap Growth ETF	1,890	251,408
Schwab U.S. Mid-Cap ETF	5,488	247,783
Vanguard Mid-Cap Value ETF	5,079	493,628
Wisdom Tree MidCap Dividend Fund	5,267	497,099

		1,489,918

MUNICIPALS - 3.82%
PowerShares Build America Bond Portfolio	67,617	1,966,979

REAL ESTATE - 1.48%
Vanguard REIT ETF	9,212	760,266

TOTAL EXCHANGE TRADED FUNDS - 13.54%		6,970,596

MUTUAL FUNDS - 57.10%

AGGREGATE BOND - 12.52%
Baird Core Plus Bond Fund	179,170	1,976,249
JPMorgan Unconstrained Debt Fund Class R6	152,367	1,496,239
PIMCO Income Fund Institutional Class	123,956	1,493,664
Vanguard Intermediate-Term Bond Index Fund Institutional Class	131,971	1,483,355

		6,449,507

BANK LOANS - 1.93%
Lord Abbett Floating Rate Fund Institutional Class	107,602	995,316

BLEND LARGE CAP - 1.94%
Fidelity 500 Index Fund Premium Class	6,358	498,119
Vanguard Institutional Index Fund Institutional Class	2,470	503,366

		1,001,485

BLEND MID CAP - 0.48%
Vanguard Mid-Cap Index Fund Institutional Class	6,900	248,326

CONVERTIBLE - 2.43%
Franklin Convertible Securities Fund Class R6	69,782	1,249,093

FOREIGN AGGREGATE BOND - 5.76%
AB Global Bond Fund Inc Advisor Class	179,229	1,496,560
Capital World Bond Fund Class R6	77,453	1,468,515

		2,965,075

FOREIGN BLEND - 0.98%
DFA International Core Equity Institutional Class	43,058	502,054

FOREIGN GROWTH - 1.94%
American New Perspective Fund Class R6	28,257	998,313

GROWTH BROAD MARKET - 0.97%
American AMCAP Fund Class R6	18,137	498,217

GROWTH LARGE CAP - 0.97%
Vanguard Growth Index Fund Admiral Shares	8,712	499,306

GROWTH MID CAP - 0.47%
Janus Enterprise Fund Institutional Class	2,551	242,863

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

Security Description		Number of Shares	Fair Value

HIGH YIELD BOND - 8.74%
AB High Income Fund Inc. Advisor Class		173,864	$1,507,404
Vanguard High-Yield Corporate Fund Admiral Shares		513,800	2,995,456

			4,502,860

INTERMEDIATE CORPORATE BOND - 2.88%
Vanguard Intermediate-Term Corporate Bond Index Fund Admiral Shares		64,413	1,484,075

MODERATE ALLOCATION - 7.78%
American Balanced Fund Class R6		60,363	1,497,606
American Capital Income Builder Class R6		17,521	1,009,715
Vanguard LifeStrategy Moderate Growth Fund Investor Class		62,108	1,499,903

			4,007,224

REAL ESTATE - 1.50%
DFA Real Estate Securities Portfolio Institutional Class		22,444	774,552

THEMATIC SECTOR - 0.98%
Northern Global Sustainability Index Fund		42,352	504,418

VALUE BROAD MARKET - 0.97%
American Funds - Investment Company of America Class R6		13,812	500,257

VALUE LARGE CAP - 3.86%
American Washington Mutual Investors Fund Class R6		12,268	502,477
DFA U.S. Large Cap Value Portfolio Institutional Class		13,535	474,927
Vanguard Value Index Fund Institutional Class		27,849	1,008,959

			1,986,363

TOTAL MUTUAL FUNDS - 57.10%			29,409,304

MONEY MARKET FUND - 29.22%
Federated Institutional Prime Obligation Fund Institutional Class 0.49%*		1,684,768	1,684,768
Vanguard Treasury Money Market Fund Institutional Class 0.45%		13,363,869	13,363,869

	`		15,048,637

TOTAL INVESTMENTS - 99.86%		99.86%	51,428,537
Other assets, net of liabilities - 0.14%		0.14%	74,197

NET ASSETS - 100.00%		100.00%	$51,502,734

*Effective 7 day yield as of December 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$6,970,596	-	-	$6,970,596
Mutual Funds	29,409,304	-	-	29,409,304
Money Market	15,048,637	-	-	15,048,637

	$51,428,537	-	-	$51,428,537

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.

At December 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $51,273,997 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$619,141
Gross unrealized depreciation	(464,601)

Net unrealized appreciation	$154,540

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

MUTUAL FUNDS - 91.00%

DYNAMIC ALLOCATION - 16.89%
MainStay Income Builder Fund Institutional Class	132,943	$2,472,741

GLOBAL ALLOCATION - 33.29%
American Funds - Global Balanced Fund Class R6	40,253	1,185,440
Franklin Mutual Quest Class R6	153,114	2,374,798
MFS Global Total Return Fund Class R6	81,886	1,312,629

		4,872,867

MODERATE ALLOCATION - 40.82%
American Capital Income Builder Class R6	51,349	2,959,267
BlackRock Multi-Asset Income Fund Institutional Class	282,759	3,017,042

		5,976,309

TOTAL MUTUAL FUNDS - 91.00%		13,321,917

MONEY MARKET FUND - 8.82%
Federated Institutional Prime Obligation Fund 0.49%*	1,159,218	1,159,218
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	132,439	132,439

		1,291,657

TOTAL INVESTMENTS - 99.82%	99.82%	14,613,574
Other assets, net of liabilities - 0.18%	0.18%	26,154

NET ASSETS - 100.00%	100.00%	$14,639,728

*Effective 7 day yield as of December 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Mutual Funds	$13,321,917	-	-	$13,321,917
Money Market	1,291,657	-	-	1,291,657

	$14,613,574	-	-	$14,613,574

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.

At December 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $14,653,574 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,766
Gross unrealized depreciation	(98,766)

Net unrealized depreciation	$(40,000)

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 21.23%

CONVERTIBLE BOND - 1.92%
SPDR Bloomberg Barclays Convertible Securities ETF	55,480	$2,532,662

EMERGING - 0.46%
Schwab Emerging Markets Equity ETF	28,221	608,445

LARGE CAP - 6.72%
iShares Russell Top 200 Growth ETF	45,124	2,541,384
Schwab U.S. Large Cap Value ETF	78,995	3,798,870
SPDR S&P 500 Growth ETF	24,057	2,533,924

		8,874,178

MID CAP - 7.10%
SPDR S&P 400 Mid Cap Growth ETF	14,258	1,896,599
Schwab U.S. Mid-Cap ETF	55,263	2,495,124
Vanguard Mid-Cap Value ETF	25,523	2,480,580
Wisdom Tree MidCap Dividend Fund	26,464	2,497,672

		9,369,975

MUNICIPALS - 1.91%
PowerShares Build America Bond Portfolio	86,516	2,516,750

REAL ESTATE - 1.92%
Vanguard REIT ETF	30,714	2,534,826

SMALL CAP - 1.20%
iShares S&P SmallCap 600 Growth ETF	4,234	635,100
Wisdom Tree SmallCap Dividend Fund	11,529	953,679

		1,588,779

TOTAL EXCHANGE TRADED FUNDS - 21.23%		28,025,615

MUTUAL FUNDS - 73.54%

AGGREGATE BOND - 7.68%
Baird Core Plus Bond Fund Institutional Class	344,224	3,796,791
PIMCO Income Fund Institutional Class	211,709	2,551,097
Vanguard Intermediate Term Bond Index Fund Institutional Class	337,499	3,793,492

		10,141,380

BLEND LARGE CAP - 8.59%
DFA U.S. Large Company Portfolio Institutional Class	142,993	2,488,078
Fidelity 500 Index Fund Premium Class	48,151	3,772,177
Vanguard Institutional Index Fund Institutional Class	24,936	5,082,612

		11,342,867

BLEND MID CAP - 1.89%
Vanguard Mid-Cap Index Fund Institutional Class	69,501	2,501,344

BLEND SMALL CAP - 0.96%
Vanguard Tax-Managed Small-Cap Fund Institutional Class	22,963	1,269,616

CONVERTIBLE - 1.91%
Franklin Convertible Securities Fund Class R6	141,156	2,526,696

DEVELOPED MARKETS - 0.96%
Parametric International Equity Fund Class R6	112,999	1,273,503

EMERGING MARKET STOCK - 0.48%
DFA Emerging Markets Small Cap Portfolio Institutional Class	34,177	633,988

FOREIGN AGGREGATE BOND - 2.88%
AB Global Bond Fund Inc Advisor Class	231,568	1,933,589
Capital World Bond Fund Class R6	98,779	1,872,859

		3,806,448

FOREIGN BLEND - 2.87%
DFA International Core Equity Institutional Class	325,114	3,790,835

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

Security Description	Number of Shares	Fair Value

FOREIGN GROWTH - 4.73%
American EuroPacific Growth Fund Retail Class	41,021	$1,847,590
American New Perspective Fund Class R6	71,533	2,527,259
Vanguard International Growth Fund Institutional Class	27,711	1,865,797

		6,240,646

GROWTH BROAD MARKET - 1.91%
American AMCAP Fund Class R6	92,021	2,527,812

GROWTH LARGE CAP - 1.91%
Vanguard Growth Index Fund Admiral Shares	44,059	2,525,036

GROWTH MID CAP - 1.40%
Janus Enterprise Fund Institutional Class	19,386	1,845,944

HIGH YIELD BOND - 7.73%
AB High Income Fund Inc. Advisor Class	295,883	2,565,303
Vanguard High-Yield Corporate Fund Admiral Shares	1,309,786	7,636,055

		10,201,358

MODERATE ALLOCATION - 13.48%
American Balanced Fund Class R6	255,697	6,343,845
American Capital Income Builder Class R6	88,658	5,109,369
Vanguard LifeStrategy Moderate Growth Fund Investor Class	262,557	6,340,752

		17,793,966

REAL ESTATE - 1.96%
DFA Real Estate Securities Portfolio Institutional Class	74,859	2,583,376

THEMATIC SECTOR - 1.93%
Northern Global Sustainability Index Fund	213,885	2,547,370

VALUE BROAD MARKET - 1.92%
American Funds - Investment Company of America Class R6	69,924	2,532,654

VALUE LARGE CAP - 7.63%
American Washington Mutual Investors Fund Class R6	93,167	3,816,135
DFA U.S. Large Cap Value Portfolio Institutional Class	69,483	2,438,151
Vanguard Value Index Fund Institutional Class	105,301	3,815,072

		10,069,358

VALUE SMALL CAP - 0.72%
Vanguard Small-Cap Value Index Fund Institutional Class	32,640	948,185

TOTAL MUTUAL FUNDS - 73.54%		97,102,382

MONEY MARKET FUND - 5.06%
Federated Institutional Prime Obligation Fund 49%*	5,409,812	5,409,812
Vanguard Tresury Money Market Fund Institutional Class 45%*	1,270,493	1,270,493

		6,680,305

TOTAL INVESTMENTS - 99.83%	99.83%	131,808,302
Other assets, net of liabilities - 0.17%	0.17%	225,753

NET ASSETS - 100.00%	100.00%	$132,034,055

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$28,025,615	-	-	$28,025,615
Mutual Funds	97,102,382	-	-	97,102,382
Money Market	6,680,305	-	-	6,680,305

	$131,808,302	-	-	$131,808,302

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.

At December 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $129,387,165 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,298,620
Gross unrealized depreciation	(877,483)

Net unrealized appreciation	$2,421,137

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 30.73%

CONVERTIBLE BOND - 0.97%
SPDR Bloomberg Barclays Convertible Securities ETF	39,162	$1,787,745

EMERGING - 0.94%
Schwab Emerging Markets Equity ETF	80,078	1,726,482

INTERNATIONAL - 1.93%
iShares MSCI EAFE Growth ETF	35,530	1,770,815
WisdomTree International SmallCap Dividend Fund	29,414	1,765,428

		3,536,243

LARGE CAP - 6.75%
iShares Russell Top 200 Growth ETF	63,080	3,552,666
Schwab U.S. Large Cap Value ETF	33,677	3,547,198
SPDR S&P 500 Growth ETF	110,226	5,300,768

		12,400,632

MID CAP - 12.41%
Schwab U.S. Mid Cap ETF	39,956	5,314,947
SPDR S&P 400 Mid Cap Growth ETF	116,520	5,260,878
Vanguard Mid-Cap Value ETF	71,731	6,971,536
WisdomTree MidCap Dividend Fund	55,778	5,264,328

		22,811,689

MUNICIPALS - 1.95%
PowerShares Build America Bond Portfolio	123,334	3,587,786

REAL ESTATE - 0.96%
Vanguard REIT ETF	21,358	1,762,676

SMALL CAP - 4.82%
iShares S&P Small Cap 600 Growth ETF	17,724	2,658,600
SPDR S&P 600 Small Cap Growth ETF	12,763	2,655,725
WisdomTree SmallCap Dividend Fund	42,916	3,550,012

		8,864,337

TOTAL EXCHANGE TRADED FUNDS - 30.73%		56,477,590

MUTUAL FUNDS - 64.59%

AGGREGATE BOND - 2.92%
Baird Core Plus Bond Fund Institutional Class	162,190	1,788,961
PIMCO Income Fund Institutional Class	159,379	1,791,418
Vanguard Intermediate Term Bond Index Fund Institutional Class	148,585	1,790,447

		5,370,826

BLEND LARGE CAP - 7.70%
DFA U.S. Large Company Portfolio Institutional Class	204,453	3,557,476
Fidelity 500 Index Fund Retail Class	67,317	5,273,612
Vanguard Institutional Index Fund Institutional Class	26,150	5,330,082

		14,161,170

BLEND MID CAP - 2.87%
Vanguard Mid-Cap Index Fund Institutional Class	146,649	5,277,902

BLEND SMALL CAP - 2.89%
Vanguard Tax-Managed Small-Cap Fund Institutional Class	95,944	5,304,734

CONVERTIBLE - 1.94%
Franklin Convertible Securities Fund Class R6	199,034	3,562,713

DEVELOPED MARKETS - 2.45%
Parametric International Equity Fund Institutional Class	400,101	4,509,135

EMERGING MARKET STOCK - 0.97%
DFA Emerging Markets Small Cap Portfolio Institutional Class	95,843	1,777,894

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

Security Description	Number of Shares	Fair Value

FOREIGN AGGREGATE BOND - 0.98%
AB Global Bond Fund Inc Advisor Class	216,290	$1,806,022

FOREIGN BLEND - 3.86%
DFA International Core Equity Institutional Class	609,284	7,104,253

FOREIGN GROWTH - 7.66%
American EuroPacific Growth Fund Retail Class	77,148	3,474,755
American New Perspective Fund Retail Class	150,294	5,309,882
MFS International New Discovery Fund Retail Class	31,516	876,465
Oppenheimer International Small-Mid Company Fund Institutional Class	24,459	899,611
Vanguard International Growth Fund Institutional Class	52,278	3,519,849

		14,080,562

GROWTH BROAD MARKET - 2.90%
American AMCAP Fund Retail Class	193,878	5,325,824

GROWTH LARGE CAP - 2.88%
Vanguard Growth Index Fund Admiral Shares	92,298	5,289,572

GROWTH MID CAP - 3.76%
Janus Enterprise Fund Institutional Class	72,659	6,918,610

HIGH YIELD BOND - 4.87%
AB High Income Fund Inc. Advisor Class	207,526	1,799,247
Vanguard High-Yield Corporate Fund Admiral Shares	1,225,316	7,143,590

		8,942,837

MODERATE ALLOCATION - 1.94%
American Balanced Fund Retail Class	143,424	3,558,338

REAL ESTATE - 0.98%
DFA Real Estate Securities Portfolio Institutional Class	52,112	1,798,370

THEMATIC SECTOR - 2.42%
Northern Global Sustainability Index Fund Retail Class	373,996	4,454,289

VALUE BROAD MARKET - 1.94%
American Funds - Investment Company of America Retail Class	98,652	3,573,182

VALUE LARGE CAP - 6.73%
American Washington Mutual Investors Fund Retail Class	87,268	3,574,494
DFA U.S. Large Cap Value Portfolio Institutional Class	98,729	3,464,384
Vanguard Value Index Fund Institutional Class	147,131	5,330,546

		12,369,424

VALUE SMALL CAP - 1.93%
Vanguard Small-Cap Value Index Fund Institutional Class	121,991	3,543,841

TOTAL MUTUAL FUNDS - 64.59%		118,729,498

MONEY MARKET FUND - 4.60%
Federated Institutional Prime Obligation Fund 0.49%*	6,657,448	6,657,448
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	1,788,961	1,788,961

		8,446,409

TOTAL INVESTMENTS - 99.92%	99.92%	183,653,497
Other assets, net of liabilities - 0.08%	0.08%	154,558

NET ASSETS - 100.00%	100.00%	$183,808,055

*Effective 7 day yield as of December 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$56,477,590	-	-	$56,477,590
Mutual Funds	118,729,498	-	-	118,729,498
Money Market	8,446,409	-	-	8,446,409

	$183,653,497	-	-	$183,653,497

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.

At December 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $177,819,985 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,884,065
Gross unrealized depreciation	(1,050,553)

Net unrealized appreciation	$5,833,512

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 35.51%

EMERGING - 1.82%
Schwab Emerging Markets Equity ETF	37,327	$804,770

INTERNATIONAL - 3.24%
iShares MSCI EAFE Small Cap ETF	16,373	816,030
WisdomTree International SmallCap Dividend Fund	10,173	610,584

		1,426,614

LARGE CAP - 1.38%
Schwab U.S. Large Cap Value ETF	12,637	607,713

MID CAP - 17.91%
Schwab U.S. Mid Cap ETF	44,838	2,024,436
SPDR S&P 400 Mid Cap Growth ETF	16,846	2,240,855
Vanguard Mid-Cap Value ETF	20,691	2,010,958
WisdomTree MidCap Dividend Fund	17,186	1,622,015

		7,898,264

MUNICIPALS - 1.40%
PowerShares Build America Bond Portfolio	21,239	617,843

REAL ESTATE - 0.47%
Vanguard REIT ETF	2,496	205,995

SMALL CAP - 9.29%
iShares S&P Small Cap 600 Growth ETF	10,902	1,635,300
SPDR S&P 600 Small Cap Growth ETF	5,893	1,226,215
WisdomTree SmallCap Dividend Fund	14,929	1,234,927

		4,096,442

TOTAL EXCHANGE TRADED FUNDS - 35.51%		15,657,641

MUTUAL FUNDS - 55.88%

AGGREGATE BOND - 0.93%
Baird Core Plus Bond Fund Institutional Class	37,148	409,741

BLEND LARGE CAP - 3.68%
DFA U.S. Large Company Portfolio Institutional Class	46,628	811,325
Fidelity 500 Index Fund Retail Class	5,156	403,930
Vanguard Institutional Index Fund Institutional Class	2,003	408,238

		1,623,493

BLEND MID CAP - 3.67%
Vanguard Mid-Cap Index Fund Institutional Class	45,023	1,620,380

BLEND SMALL CAP - 5.56%
Vanguard Tax-Managed Small-Cap Fund Institutional Class	44,376	2,453,575

CONVERTIBLE - 1.38%
Franklin Convertible Securities Fund Class R6	34,096	610,316

DEVELOPED MARKETS - 2.82%
Parametric International Equity Fund Institutional Class	110,315	1,243,252

EMERGING MARKET STOCK - 1.86%
DFA Emerging Markets Small Cap Portfolio Institutional Class	44,200	819,919

FOREIGN BLEND - 3.73%
DFA International Core Equity Institutional Class	141,065	1,644,820

FOREIGN GROWTH - 8.74%
American EuroPacific Growth Fund Retail Class	17,789	801,210
American New Perspective Fund Retail Class	34,462	1,217,541
MFS International New Discovery Fund Retail Class	7,426	206,503

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

Security Description	Number of Shares	Fair Value

Oppenheimer International Growth Fund Institutional Class	11,223	$412,785
Vanguard International Growth Fund Institutional Class	18,069	1,216,610

		3,854,649

GROWTH BROAD MARKET - 3.68%
American AMCAP Fund Retail Class	59,066	1,622,533

GROWTH LARGE CAP - 1.83%
Vanguard Growth Index Fund Admiral Shares	14,059	805,738

GROWTH MID CAP - 3.16%
Janus Enterprise Fund Institutional Class	14,610	1,391,197

HIGH YIELD BOND - 1.86%
AB High Income Fund Inc. Advisor Class	23,722	205,669
Vanguard High-Yield Corporate Fund Admiral Shares	105,162	613,095

		818,764

REAL ESTATE - 0.47%
DFA Real Estate Securities Portfolio Institutional Class	5,961	205,703

THEMATIC SECTOR - 2.78%
Northern Global Sustainability Index Fund Retail Class	103,007	1,226,818

VALUE BROAD MARKET - 1.85%
American Funds - Investment Company of America Retail Class	22,460	813,510

VALUE LARGE CAP - 4.16%
American Washington Mutual Investors Fund Retail Class	14,904	610,465
DFA U.S. Large Cap Value Portfolio Institutional Class	17,372	609,568
Vanguard Value Index Fund Institutional Class	16,957	614,362

		1,834,395

VALUE SMALL CAP - 3.72%
Vanguard Small-Cap Value Index Fund Institutional Class	56,490	1,641,040

TOTAL MUTUAL FUNDS - 55.88%		24,639,843

MONEY MARKET FUND - 8.29%
Federated Institutional Prime Obligations fund 0.49%*	3,247,657	3,247,657
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	408,926	408,926

		3,656,583

TOTAL INVESTMENTS - 99.68%	99.68%	43,954,067
Other assets, net of liabilities - 0.32%	0.32%	141,379

NET ASSETS - 100.00%	100.00%	$44,095,446

*Effective 7 day yield as of December 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Exchange Traded Funds	$15,657,641	-	-	$15,657,641
Mutual Funds	24,639,843	-	-	24,639,843
Money Market	3,656,583	-	-	3,656,583

	$43,954,067	-	-	$43,954,067

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.

At December 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $42,137,636 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,026,061
Gross unrealized depreciation	(209,630)

Net unrealized appreciation	$1,816,431

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	February 21, 2017

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	February 21, 2017